Equity-Based Compensation (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of status of stock options
Outstanding, Options at beginning of year	728,050
Outstanding, Weighted Average Exercise Price at beginning of year	$ 10.24
Outstanding, Weighted Average Remaining Contractual Term at beginning of period	1 year 6 months
Outstanding, Aggregate Intrinsic Value at beginning of period
Exercised, Options	(203,000)
Exercised, Weighted Average Exercise Price	$ 8.48
Exercised, Weighted-Average Remaining Contractual Term
Exercised, Aggregate Intrinsic Value
Expired, Options	(62,000)
Expired, Weighted Average Exercise Price	$ 11.25
Expired, Weighted-Average Remaining Contractual Term
Expired, Aggregate Intrinsic Value
Forfeited, Options	(70,500)
Forfeited, Weighted-Average Exercise Price	$ 10.83
Forfeited, Weighted-Average Remaining Contractual Term
Forfeited, Aggregate Intrinsic Value
Outstanding, Options at end of period	392,550
Outstanding, Weighted Average Exercise Price at end of period	$ 10.91
Outstanding, Aggregate Intrinsic Value at end of period	241
Exercisable, Options at end of period	392,550
Exercisable, Weighted Average Exercise Price at end of period	$ 10.91
Exercisable, Weighted Average Remaining Contractual Term at end of period	1 year 6 months
Exercisable, Aggregate Intrinsic Value at end of period	$ 241